Dividends	6 Months Ended
Dec. 31, 2019
Dividends
Dividends

13         Dividends

No dividend has been paid by the Company during the six month period ended 31 December 2019 (six months ended 31 December 2018: £nil). A semi-annual dividend of $14,812,000, equivalent to $0.09 per share, was paid on 6 January 2020. The pounds sterling equivalent was £11,323,000. A further semi-annual dividend of $0.09 per share will be paid on 3 June 2020.